Secured Note Liabilities	12 Months Ended
Dec. 31, 2023
Secured Note Liabilities [Abstract]
Secured Note liabilities
12.	Secured Note liabilities

i.	2022 Secured Note

On February 25, 2022, the Company, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”) signed a definitive agreement to sell a secured note (“2022 Secured Note”) that is to be exchanged at maturity for a silver royalty on its 100% owned KSM Project (“KSM”) to institutional investors (“Investors”) for US$225 million. The transaction closed on March 24, 2022. The key terms of the 2022 Secured Note include:

●	When the 2022 Secured Note matures, the Investors will use all of the principal amount repaid on maturity to purchase a 60% gross silver royalty (the “Silver Royalty”). Maturity occurs upon the first to occur of:

a)	Commercial production being achieved at KSM; and

b)	Either on March 24, 2032, the 10-year anniversary, or if the Environmental Assessment Certificate (“EAC”) expires and the Investors do not exercise their right to put the 2022 Secured Note to the Company, on March 24, 2035, the 13-year anniversary of the issue date of the 2022 Secured Note.

●	Prior to its maturity, the 2022 Secured Note bears interest at 6.5% per annum, payable quarterly in arrears. The Company can elect to satisfy interest payments in cash or by delivering common shares.

●	The Company has the option to buyback 50% of the Silver Royalty, once exchanged, on or before 3 years after commercial production has been achieved, for an amount that provides the Investors a minimum guaranteed annualized return.

●	If project financing to develop, construct and place KSM into commercial production is not in place by March 24, 2027, the Investors can put the 2022 Secured Note back to the Company for US$232.5 million, with the Company able to satisfy such amount in cash or by delivering common shares at its option. This right expires once such project financing is in place. If the Investors exercise this put right, the Investors’ right to purchase the Silver Royalty terminates.

●	If KSM’s EAC expires at anytime while the 2022 Secured Note is outstanding, the Investors can put the 2022 Secured Note back to the Company for US$247.5 million at any time over the following nine months, with the Company able to satisfy such amount in cash or by delivering common shares at its option. If the Investors exercise this put right, the Investors’ right to purchase the Silver Royalty terminates.

●	If commercial production is not achieved at KSM prior to March 24, 2032, the Silver Royalty payable to the Investors will increase to a 75% gross silver royalty (if the EAC expires during the term of the 2022 Secured Note and the corresponding put right is not exercised by the Investors, this uplift will occur at the thirteenth anniversary from closing).

●	No amount payable shall be paid in common shares if, after the payment, any of the Investors would own more than 9.9% of the Company’s outstanding shares.

●	The Company’s obligations under the 2022 Secured Note are secured by a charge over all of the assets of KSMCo and a limited recourse guarantee from the Company secured by a pledge of the shares of KSMCo.

To satisfy the interest payment on the 2022 Secured Note, during 2023, the Company issued 1,285,178 common shares, in respect of the interest incurred during year ended December 31, 2023 (2022 - 977,745 common shares).

A number of the above noted options within the agreement represent embedded derivatives. Management has elected to not separate these embedded derivatives from the underlying host secured note, and instead account for the entire secured note as a financial liability at fair value through profit or loss.

The Company entered into the loan commitment within the scope of IFRS 9 ‘Financial Instruments’ on February 25, 2022 related to the 2022 Secured Note, as at that date, the Company and the Investors were committed under pre-specified terms and conditions to complete the transaction. The loan commitment was initially recognized at a fair value of US$225 million. Upon funding of the 2022 Secured Note on March 24, 2022, the loan commitment was settled with no gain or loss recognized.

The 2022 Secured Note was recognized at its estimated fair value at initial recognition of $282.3 million (US$225 million) using a discounted cash flow model with a Monte Carlo simulation. This incorporated several scenarios and probabilities of the EAC expiring, achieving commercial production and securing project financing, silver prices forecast from five year quoted forward price, and the discount rates. During the year ended December 31, 2023, the fair value of the 2022 Secured Note increased, and the Company recorded a $30.8 million loss (year ended December 31, 2022 - $18.7 million gain) on the remeasurement.

The following inputs and assumptions were used in the determination of fair value:

Inputs and assumptions	December 31, 2023	December 31, 2022
Forecast silver production in thousands of ounces	166,144	166,144
Five year quoted future silver price	US$28.62	US$29.38
Risk-free rate	4.0%	3.4%
Credit spread	4.0%	5.3%
Share price volatility	60%	60%
Silver royalty discount factor	9.2%	8.6%

The carrying amount for the 2022 Secured Note is as follows:

($000s)	December 31, 2023	December 31, 2022
Fair value beginning of the period (or on issuance)	263,541	282,263
Change in fair value (gain) loss through profit and loss	3,096	(36,967)
Change in fair value (gain) loss through other comprehensive income (loss)	34,830	(2,912)
Foreign currency translation (gain) loss	(7,104)	21,157
Total change in fair value	30,822	(18,722)

Fair value end of the period	294,363	263,541

Sensitivity Analysis:

For the fair value of the 2022 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Silver price forward curve	● Future silver prices were 10% higher	$16.7
	● Future silver prices were 10% lower	$(16.9)
● Discount rates	● Discount rates were 1% higher	$(25.6)
	● Discount rates were 1% lower	$30.0
Key unobservable inputs
● Forecasted silver production	● Silver production indicated silver ounces were 10% higher	$16.7
	● Silver production indicated silver ounces were 10% lower	$(16.9)

ii.	2023 Secured Note

On May 11, 2023, the Company announced that it, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”), had agreed to the principal terms of a royalty agreement under which Sprott Resource Streaming and Royalty Corp. (“Sprott”) would pay KSMCo US$150 million and KSMCo would grant Sprott up to 1.2% net smelter royalty (“NSR”) on the KSM project. Thereafter, the Company and Sprott agreed to restructure the proposed transaction as the sale of a secured note and, on June 28, 2023, the Company and KSMCo, signed a definitive agreement to sell a secured note (“2023 Secured Note”) that is to be exchanged at maturity for a net smelter returns royalty (the “NSR”) on its 100% owned KSM Project (“KSM”) to Sprott for US$150 million. The transaction closed on June 29, 2023. The key terms of the 2023 Secured Note include:

●	When the 2023 Secured Note matures, Sprott will use all of the principal amount repaid on maturity to purchase a 1% NSR, subject to adjustment of the amount as described below. Maturity occurs upon the first to occur of:

a)	Commercial production being achieved at KSM; and

b)	Either on March 24, 2032 or, if the Environmental Assessment Certificate (“EAC”) expires and the Investors do not exercise their right to put the 2023 Secured Note to the Company, on March 24, 2035.

●	Prior to its maturity, the 2023 Secured Note bears interest at 6.5% per annum, payable quarterly in arrears. However, payment of quarterly interest due on or before June 29, 2025 (the “Deferred Interest”) will be deferred and the Deferred Interest plus interest accrued on it (the “Interest Deferral Amount”) is payable in a lump sum on or before December 29, 2025.

●	KSMCo can pay the Interest Deferral Amount (US$21.5M) in cash or Seabridge common shares or KSMCo can elect to increase the size of the NSR to be sold to Sprott on the Maturity Date from a 1% NSR to a 1.2% NSR (the “Royalty Increase Election”).

●	The Company can elect to satisfy quarterly interest payments, including the Deferral Amount due, by paying in cash or Seabridge common shares. The requirement to make quarterly interest payments expires on the maturity date.

●	No amount payable shall be paid in common shares if, after the payment, Sprott would own more than 9.9% of the Company’s outstanding shares.

●	If commercial production is not achieved at the KSM Project prior to March 24, 2032, the size of the NSR to be sold to Sprott on the Maturity Date will increase to 1.25% if KSMCo paid the Interest Deferral Amount in cash or shares, or to 1.5% if KSMCo made the Royalty Increase Election (the applicable increase being the “Production Delay Increase”).

●	The Company has the option to purchase the NSR amount down (after the NSR is sold to Sprott) to a 0.5% NSR (or to 0.625% if the Production Delay Increase occurred) on or before three years after commercial production has been achieved, for an amount that provides Sprott a minimum guaranteed annualized return.

●	If project financing to develop, construct and place KSM into commercial production is not in place by March 24, 2027, Sprott can put the 2023 Secured Note back to the Company for:

a)	if the Company is obligated to sell Sprott a 1% NSR on the Maturity Date at the time, US$155 million plus accrued and unpaid interest, or

b)	if the Company is obligated to sell Sprott a 1.2% or 1.5% NSR on the Maturity Date at the time, US$180 million plus accrued and unpaid interest.

This Sprott put right expires once such project financing is in place. If Sprott exercises this put right, Sprott’s right to purchase the NSR terminates.

●	If KSM’s EAC expires at anytime while the 2023 Secured Note is outstanding, Sprott can put the 2023 Secured Note back to the Company at any time over the following nine months for:

a)	if the Company is obligated to sell Sprott a 1% NSR on the Maturity Date at the time, US$165 million plus accrued and unpaid interest, or

b)	if the Company is obligated to sell Sprott a 1.2% NSR on the Maturity Date at the time, US$186.5 million plus accrued and unpaid interest.

If Sprott exercises this put right, Sprott’s right to purchase the NSR terminates.

●	The Company can elect to satisfy payments due on Sprott’s exercise of either of its put rights in cash or by delivering common shares.

●	No amount payable shall be paid in common shares if, after the payment, Sprott would own more than 9.9% of the Company’s outstanding shares.

●	The Company’s obligations under the 2023 Secured Note are secured by a charge over all of the assets of KSMCo and a limited recourse guarantee from the Company secured by a pledge of the shares of KSMCo.

A number of the above noted options within the agreement represent embedded derivatives. Management has elected to not separate these embedded derivatives from the underlying host secured note, and instead account for the entire secured note as a financial liability at fair value through profit or loss.

The 2023 Secured Note was recognized at its estimated fair value at initial recognition of $198.8 million (US$150 million) using a discounted cash flow model with a Monte Carlo simulation. This incorporated several scenarios and probabilities of the EAC expiring, achieving commercial production and securing project financing, metal prices forecast and discount rates. As at December 31, 2023 and since inception, the fair value of the 2023 Secured Note increased, and the Company recorded a $80.7 million loss on the remeasurement.

The following inputs and assumptions were used in the determination of fair value:

Inputs and assumptions	December 31, 2023	June 29, 2023
Forecast NSR:
Gold in thousands of ounces	10,500	10,500
Silver in thousands of ounces	29,876	29,876
Copper in millions of pounds	19,322	19,322
Molybdenum in millions of pounds	152	152
Five year quoted future metal price
Gold per ounce	US$2,553.60	US$2,346.82
Silver per ounce	US$28.62	US$27.48
Copper per pound	US$4.08	US$3.65
Molybdenum per pound	US$24.89	US$29.26
Risk-free rate	4.0%	3.9%
Credit spread	4.0%	5.4%
Share price volatility	60%	60%
NSR royalty discount factor	9.2%	9.1%

The carrying amount for the 2023 Secured Note is as follows:

($000s)	December 31, 2023
Fair value at inception	198,825
Change in fair value (gain) loss through profit and loss	33,182
Change in fair value (gain) loss through other comprehensive income (loss)	49,563
Foreign currency translation (gain) loss	(2,045)
Total change in fair value	80,700

Fair value end of the period	279,525

Sensitivity Analysis:

For the fair value of the 2023 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Metals price forward curve	● Future metal prices were 10% higher	$20.7
	● Future metal prices were 10% lower	$(20.9)
● Discount rates	● Discount rates were 1% higher	$(34.4)
	● Discount rates were 1% lower	$42.1
Key unobservable inputs
● Forecasted metal production	● Metal production indicated volumes were 10% higher	$19.7
	● Metal production indicated volumes were 10% lower	$(20.1)